RESTATEMENT OF PRIOR YEAR PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Changes and Error Corrections [Abstract]
SCHEDULE OF CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE LOSS

Consolidated Statement of Operations and Other Comprehensive Loss for the Year Ended on December 31, 2022

	As Previously Reported	Restatement of Prior Year Presentation #	As Restated

Revenues:
- Membership	$751,452	$-	$751,452
- Non-membership	451,438	-	451,438
Total Revenue	$1,202,890	$-	$1,202,890

Cost of revenue
- Membership	$(523,243)	$-	$(523,243)
- Non-membership	(132,811)	(32,311)	(165,122)
Total Cost of revenue	$(656,054)	$(32,311)	$(688,365)

Gross profit	$546,836	$(32,311)	$514,525

Operating expenses:
General and administrative expenses	$(1,583,174)	$111,276	$(1,471,898)
Total operating expenses	$(1,583,174)	$111,276	$(1,471,898)

Other income (expense)
Other income	$147,209	$(498)	$146,711
Unrealized (loss) on related party transactions	-	(29,551)	(29,551)
Loss on equity method investment, related party	-	(100,949)	(100,949)
Total Other Income	$147,209	$(130,998)	$16,211

Loss before provision for income taxes	$(889,129)	$(52,033)	$(941,162)

Provision for income taxes	-	-	-

Net loss	$(889,129)	$(52,033)	$(941,162)

Less: Net (loss) income attributable to non-controlling interests	(4,836)	9,672	4,836
Net loss attributable to common stockholders	(884,293)	(61,705)	(945,998)

Other Comprehensive Income, Net of Tax:
Foreign exchange translation adjustment	24,444	(4,836)	19,608
Total Other Comprehensive Income, Net of Tax:	$24,444	$(4,836)	$19,608

Comprehensive (loss):	$(859,849)	$(66,541)	$(926,390)

Weighted average number of shares of common stock outstanding - basic and diluted	10,000	10,000	10,000
Net loss per common share - basic and diluted	(88.43)	(6.17)	(94.60)

# Being restated cost of revenue – non-membership was adjusted from $132,811 to $165,122, general and administrative expenses was adjusted from $1,583,174 to $1,471,898, other income was adjusted from $147,209 to $146,711, unrealized (loss) on related party transactions was adjusted from $0 to $29,551, loss on equity method investment, related party was adjusted from $0 to $100,949 and net (loss) income attributable to non-controlling interests was adjusted from ($4,836) to $4,836.

Consolidated Balance Sheet as of December 31, 2022

	As Previously Reported	Restatement of Prior Year Presentation #	As Restated
ASSETS

Current Assets
Cash and cash equivalents	$1,651,088	$-	$1,651,088
Accounts receivable, net	9,070	-	9,070
Inventory	34,126	-	34,126
Other receivables	337,798	(302,081)	35,717
Convertible note receivable - related party	-	198,125	198,125
Prepaid expenses	17,828	-	17,828
Total Current Assets	$2,049,910	$(103,956)	$1,945,954

Non-Current Assets
Property and Equipment, net	$166,338	$-	$166,338
Investment in associate, related party	207,402	(52,033)	155,369
Deposit	305,036	-	305,036
Operating lease right-of-use assets, net	973,069	-	973,069
Total Non-Current Assets	$1,651,845	$(52,033)	$1,599,812

TOTAL ASSETS	$3,701,755	$(155,989)	$3,545,766

LIABILITIES AND STOCKHOLDERS’ EQUITY

Current Liabilities
Accounts payable and accrued expenses	$63,354	$(2,583)	$60,771
Accrued commissions	143,383	-	143,383
VAT payable	101,373	(101,373)	-
Due to related party, net	1,663,668	-	1,663,668
Operating lease liabilities - Current	419,303	-	419,303
Deferred revenue	21,198	-	21,198
Total Current Liabilities	$2,412,279	$(103,956)	$2,308,323

Non-Current Liabilities
Operating lease liabilities - Non-current	$559,330	$-	$559,330
Total Non-Current Liabilities	$559,330	$-	$559,330

Commitments and Contingencies

Stockholders’ Equity
Preferred stock, US$0.001 par value; 10,000,000 shares authorized; none issued and outstanding as of December 31, 2022	$-	$-	$-
Common stock, US$.001 par value; 50,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2022	10	-	10
Accumulated other comprehensive loss	(195,203)	(4,836)	(200,039)
Retained earnings	930,175	(56,869)	873,306
Total HWH International Inc. Stockholders’ equity	$734,982	$(61,705)	$673,277
Non-controlling interests	(4,836)	9,672	4,836
Total Stockholders’ Equity	730,146	(52,033)	678,113

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$3,701,755	$(155,989)	$3,545,766

# Being restated other receivables was adjusted from $337,798 to $35,717, convertible note receivable- related party was adjusted from $0 to $198,125, investment in associate, related party was adjusted and restated from $207,402 to $155,369, accounts payable and accrued expenses were adjusted from $63,354 to $60,771, VAT payable was adjusted from $101,373 to $0, accumulated other comprehensive loss was adjusted from ($195,203) to ($200,039), retained earnings was adjusted from $930,175 to $873,306, and non-controlling interest was adjusted from $(4,836) to $4,836.